UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  November 30, 2005

Date of reporting period:   May 31, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Balanced Shares

Asset Allocation


Semi-Annual Report


May 31, 2005

The Fund expects to hold a meeting of shareholders on or about November 15, 2005, at which the election of directors will be considered. For information with respect to submitting a candidate for director for consideration by the Governance and Nominating Committee of the Fund's Board of Directors, please see the Nominating Procedures in the Fund's Statement of Additional Information.



Investment Products Offered
-----------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
-----------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

July 20, 2005

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Balanced Shares (the "Fund") for the semi-annual reporting period ended May 31, 2005.

Investment Objective and Policies

This open-end fund seeks a high return through a combination of current income and capital appreciation. It invests principally in a diversified portfolio of equity and fixed-income securities such as common and preferred stocks, U.S. government and agency obligations, bonds and senior debt securities.

Investment Results

The table on page 4 shows the Fund's performance compared to a composite benchmark (the "Composite"), a 60%/40% blend of the Russell 1000 Value Index and the LB Government/Credit Index, respectively, for the six- and 12-month periods ended May 31, 2005. Also included in the table are returns for the Fund's peer group, as represented by the Lipper Balanced Funds Average (the "Lipper Average"). Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

As stated in the Investment Objective and Policies section, the Fund invests in both equity and fixed-income securities. For both the six- and 12-month periods ended May 31, 2005, the Fund underperformed the Composite. Generally speaking, the Fund's emphasis on large-cap, high quality stocks and an overweight position in health care stocks contributed to the underperformance on the equity side, while the Fund's yield curve exposure and investments in autos contributed to the underperformance on the fixed-income side. A more detailed description of investment performance is outlined below.

Although rising oil prices and other macroeconomic issues appear to have concerned investors, these concerns can be balanced by the steady flow of upbeat earnings news, Federal Reserve Chairman Alan Greenspan's positive remarks on the economy and inflation, and the drop in long-term interest rates.

A large overweight position in health care stocks helped the equity portion of the Fund's portfolio outperform the Russell 1000 Value Index over the last six months, but hurt relative performance for the last 12 months. The Fund's Balanced Shares Investment Team's (the "Team's") emphasis on large-cap, high quality stocks continued to hinder performance, as smaller capitalization ("small-cap") and lower-quality stocks continued to be market leaders during the period under review.

In the five years since the technology bubble burst, there has been a rally by value and small-cap stocks of extraordinary duration and magnitude. These rallies initially corrected the market's prior extremely large distortions--and then created new ones. As the rally in these stocks progressed, however, the opportunity shifted to the largest-cap, highest-quality stocks, and the Fund's equity portfolio has shifted accordingly. Today, the Fund's top 10 hold-


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 1


ings (which can be found on page 7) are dominant industry players and are trading generally in line with the value benchmark's multiple of current earnings--despite their significantly higher long-term earnings-per-share growth potential.

Over recent months there have been two principal dynamics which have impacted returns in the government/corporate fixed-income market sectors. The first has been the dramatic flattening of the yield curve. Since the Federal Reserve (the "Fed") began tightening policy rates about one year ago, the yield spread between 2-year and 30-year bonds has flattened by about 1.85% as the spread collapsed from a yield difference of 2.60% to only 0.75%; year-to-date, the curve has flattened about 1.00%. While some flattening is not unexpected during a tightening cycle, the nature of the flattening has been quite unusual. It is normal for rates along the entire term structure to rise in the early stages of a tightening cycle, with short rates rising faster than long rates--thus the normal tendency of the curve to flatten. What's unusual about this cycle is that intermediate and long rates actually rallied while the Fed tightened. Since the end of June 2004, yields on 2-year notes have risen about 1.10%, while conversely yields on 30-year bonds have fallen about 0.75%. This is a very dramatic reshaping of the yield curve, and as such, the structure of the duration exposure of the portfolio had a proportionally large impact on Fund returns. While the Fund had a modest bar-bell duration structure, it was net underweight duration, and thus its yield curve exposure detracted from fixed-income returns relative to the benchmark.

The second dynamic that has impacted returns in the government/corporate fixed-income market sectors has been the recent sharp widening of risk spreads on corporate bonds. After trending tighter since October 2002, with only modest incidences of corrective widening, credit spreads spiked from a cycle tight in February of about 0.77% (according to Lehman Brothers) to a wide of about 1.07% by April, having only tightened back to about 0.87% by the end of May. The catalyst for the widening was the rating agency downgrades of the large market-cap-weighted auto sector, piggy-backed by the general weakness of equities. The dramatic spread widening of the auto space generated contagion-based widening in the rest of the credit sector, in particular the BBB-rated issuers. While the Fund's overall weighting to autos was roughly neutral, its issuer exposure was not optimal, thus costing the Fund in relative performance. More importantly, however, was the Fund's overweight in BBB-rated bonds in general, which underperformed higher-rated AA and single-A rated bonds--rating buckets that were underweighted in the Fund.


-------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN BALANCED SHARES


HISTORICAL PERFORMANCE


An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

None of the following indices or composites reflects fees and expenses associated with the active management of a mutual fund portfolio. The unmanaged Russell 1000 Value Index contains those securities in the Russell 1000 Index with a less-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The unmanaged Lehman Brothers (LB) Government/Credit Index represents a combination of two indices: the LB Government Index which is composed of the LB Treasury Index and the LB Agency Index, and the LB Credit Index which includes investment-grade bonds issued by corporations and non-corporate entities. The composite benchmark represents a 60%/40% blend of the Russell 1000 Value Index and the LB Government/Credit Index, respectively. For the six- and 12-month periods ended May 31, 2005, the Lipper Balanced Funds Average consisted of 647 and 613 funds, respectively. These funds have generally similar investment objectives to AllianceBernstein Balanced Shares, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

The Fund is a "balanced" fund and must invest at least 25% of its total assets in fixed-income securities. The value of fixed-income securities will change as the general level of interest rates fluctuates. The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. In order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 3


HISTORICAL PERFORMANCE
(continued from previous page)


THE FUND VS. ITS BENCHMARK                                    Returns
                                                   ----------------------------
PERIODS ENDED MAY 31, 2005                         6 Months           12 Months
-------------------------------------------------------------------------------
AllianceBernstein Balanced Shares
   Class A                                            3.15%               9.66%
-------------------------------------------------------------------------------
   Class B                                            2.77%               8.84%
-------------------------------------------------------------------------------
   Class C                                            2.76%               8.81%
-------------------------------------------------------------------------------
   Advisor Class                                      3.28%               9.93%
-------------------------------------------------------------------------------
   Class R                                            3.03%               9.37%
-------------------------------------------------------------------------------
   Class K**                                         -0.66%*
-------------------------------------------------------------------------------
   Class I**                                         -0.60%*
-------------------------------------------------------------------------------
Russell 1000 Value Index                              4.03%              15.49%
-------------------------------------------------------------------------------
Lehman Brothers Government/Credit Index               3.17%               7.00%
-------------------------------------------------------------------------------
Composite: 60% Russell 1000 Value Index /
40% Lehman Brothers Government/Credit Index           3.69%              12.09%
-------------------------------------------------------------------------------
Lipper Balanced Funds Average                         2.08%               7.28%
-------------------------------------------------------------------------------

*  Since inception. (See inception dates below.)

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class K and Class I shares is 3/1/05.


See Historical Performance and Benchmark disclosures on previous page. (Historical Performance continued on next page)


-------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN BALANCED SHARES


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF MAY 31, 2005
-------------------------------------------------------------------------------
                             NAV Returns           SEC Returns
Class A Shares
1 Year                              9.66%                 4.98%
5 Years                             5.58%                 4.67%
10 Years                           10.13%                 9.66%

Class B Shares
1 Year                              8.84%                 4.84%
5 Years                             4.80%                 4.80%
10 Years (a)                        9.47%                 9.47%

Class C Shares
1 Year                              8.81%                 7.81%
5 Years                             4.80%                 4.80%
10 Years                            9.33%                 9.33%

Advisor Class Shares
1 Year                              9.93%
5 Years                             5.87%
Since Inception*                   10.10%

Class R Shares
1 Year                              9.37%
Since Inception*                   10.02%

Class K Shares +
Since Inception*                   -0.66%

Class I Shares +
Since Inception*                   -0.60%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (JUNE 30, 2005)

Class A Shares
1 Year                                                    3.23%
5 Years                                                   4.98%
10 Years                                                  9.44%

Class B Shares
1 Year                                                    3.13%
5 Years                                                   5.13%
10 Years (a)                                              9.24%

Class C Shares
1 Year                                                    6.11%
5 Years                                                   5.12%
10 Years                                                  9.10%


(a)  Assumes conversion of Class B shares into Class A shares after eight years.

* Inception dates: 10/1/96 for Advisor Class shares, 11/3/03 for Class R shares, 3/1/05 for Class K and Class I shares.

+    Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for these share classes is listed above.

     See Historical Performance disclosures on page 3.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning                         Ending
                    Account Value                    Account Value                      Expenses Paid
                  December 1, 2004                    May 31, 2005                     During Period*
               ----------------------        ---------------------------            ----------------------
                Actual    Hypothetical         Actual      Hypothetical**           Actual    Hypothetical
               --------   -----------        ----------    -------------            --------  ------------
Class A         $1,000       $1,000           $1,031.45       $1,020.24               $4.76       $4.73
----------------------------------------------------------------------------------------------------------
Class B         $1,000       $1,000           $1,027.67       $1,016.60               $8.44       $8.40
----------------------------------------------------------------------------------------------------------
Class C         $1,000       $1,000           $1,027.58       $1,016.65               $8.39       $8.35
----------------------------------------------------------------------------------------------------------
Advisor
   Class        $1,000       $1,000           $1,032.78       $1,021.74               $3.24       $3.23
----------------------------------------------------------------------------------------------------------
Class R         $1,000       $1,000           $1,030.29       $1,018.90               $6.12       $6.09
----------------------------------------------------------------------------------------------------------
Class K +       $1,000       $1,000             $993.39       $1,010.52               $1.94       $1.95
----------------------------------------------------------------------------------------------------------
Class I +       $1,000       $1,000             $994.03       $1,011.19               $1.27       $1.28
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 0.94%, 1.67%, 1.66%, 0.64%, 1.21%, 0.78% and 0.51%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period/365.

**  Assumes 5% return before expenses.

+   The account value and expenses for Class K and Class I shares are based on the period from March 1, 2005 (commencement of distribution) through May 31, 2005.


-------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN BALANCED SHARES


PORTFOLIO SUMMARY
May 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $1,745


SECURITY TYPE BREAKDOWN*
o  69.6%   Common Stock
o  15.5%   U.S Government &
           Government Sponsored
           Agency Obligations
o   8.1%   Corporate Debt Obligations                      [PIE CHART OMITTED]
o   1.3%   Collateralized Mortgage Obligations
o   0.8%   Preferred Stock
o   0.5%   Sovereign Debt Obligations
o   0.1%   Municipal Obligations
o   0.1%   Yankee Bond

o   4.0%   Short-Term


TEN LARGEST HOLDINGS
May 31, 2005 (unaudited)

Company                                             Value         Net Assets
-------------------------------------------------------------------------------
U.S. Treasury Notes                          $211,636,426               12.1%
-------------------------------------------------------------------------------
General Electric Co.                           61,063,872                3.5
-------------------------------------------------------------------------------
Microsoft Corp.                                50,668,620                2.9
-------------------------------------------------------------------------------
American International Group, Inc.             47,673,010                2.7
-------------------------------------------------------------------------------
Citigroup, Inc.                                45,041,588                2.6
-------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                        43,896,281                2.5
-------------------------------------------------------------------------------
WellPoint, Inc.                                40,112,800                2.3
-------------------------------------------------------------------------------
Altria Group, Inc.                             37,255,986                2.2
-------------------------------------------------------------------------------
The Home Depot, Inc.                           32,093,860                1.9
-------------------------------------------------------------------------------
Avon Products, Inc.                            32,013,749                1.8
-------------------------------------------------------------------------------
                                             $601,456,192               34.5%


* All data are as of May 31, 2005. The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 7


PORTFOLIO OF INVESTMENTS
May 31, 2005 (unaudited)


Company                                          Shares            Value
-------------------------------------------------------------------------------
COMMON STOCKS-69.2%

Finance-16.6%
Banking - Money Centers-3.1%
J.P. Morgan Chase & Co.                       1,227,868     $ 43,896,281
Wachovia Corp.                                  185,400        9,409,050
                                                            -------------
                                                              53,305,331
                                                            -------------
Banking - Regional-1.9%
Bank of America Corp.                           539,950       25,010,484
North Fork Bancorporation, Inc.                 300,600        8,194,356
                                                            -------------
                                                              33,204,840
                                                            -------------
Brokerage & Money Management-1.4%
Merrill Lynch & Co., Inc.*                      301,600       16,364,816
Morgan Stanley                                  150,000        7,344,000
                                                            -------------
                                                              23,708,816
                                                            -------------
Insurance-5.5%
ACE, Ltd. (Cayman Islands)*                     553,500       23,922,270
AFLAC, Inc.                                     239,800        9,963,690
American International Group, Inc.              858,200       47,673,010
Axis Capital Holdings, Ltd. (Bermuda)           138,500        3,810,135
Metlife, Inc.*                                  259,000       11,551,400
                                                            -------------
                                                              96,920,505
                                                            -------------
Mortgage Banking-1.7%
Fannie Mae*                                     514,500       30,478,980
                                                            -------------
Miscellaneous-3.0%
Citigroup, Inc.*                                956,094       45,041,589
MBNA Corp.                                      349,980        7,381,078
                                                            -------------
                                                              52,422,667
                                                            -------------
                                                             290,041,139
                                                            -------------
Consumer Services-9.0%
Broadcasting & Cable-5.8%
Clear Channel Communications, Inc.              186,600        5,454,318
Comcast Corp. Cl.A(a)*                          307,206        9,892,033
Comcast Corp. Cl.A Special(a)                   191,500        6,059,060
News Corp. Cl.A                               1,200,400       19,362,452
Time Warner, Inc.(a)*                         1,786,800       31,090,320
Viacom, Inc. Cl.B                               693,400       23,776,686
Westwood One, Inc.                              260,600        5,172,910
                                                            -------------
                                                             100,807,779
                                                            -------------
Entertainment & Leisure-0.9%
Carnival Corp. (Panama)                         151,700        8,024,930
Harley-Davidson, Inc.*                          147,400        7,227,022
                                                            -------------
                                                              15,251,952
                                                            -------------


-------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN BALANCED SHARES


Company                                          Shares            Value
-------------------------------------------------------------------------------
Retail - General Merchandise-2.3%
Lowes Cos., Inc.*                               155,100     $  8,873,271
The Home Depot, Inc.                            815,600       32,093,860
                                                            -------------
                                                              40,967,131
                                                            -------------
                                                             157,026,862
                                                            -------------
Energy-8.1%
Domestic Producers-0.9%
Noble Energy, Inc.                              212,200       15,781,314
                                                            -------------
International-2.8%
BP Plc (ADR) (United Kingdom)                   359,700       21,653,940
Exxon Mobil Corp.                               477,300       26,824,260
                                                            -------------
                                                              48,478,200
                                                            -------------
Oil Service-2.6%
Baker Hughes, Inc.*                             285,200       13,173,388
EnCana Corp. (Canada)                           270,200        9,367,834
Nabors Industries, Ltd. (Barbados)(a)           213,100       11,743,941
Schlumberger, Ltd. (Netherlands)                169,300       11,575,041
                                                            -------------
                                                              45,860,204
                                                            -------------
Miscellaneous-1.8%
ConocoPhillips                                  294,700       31,780,448
                                                            -------------
                                                             141,900,166
                                                            -------------
Consumer Staples-7.2%
Beverages-0.4%
PepsiCo, Inc.                                   125,100        7,043,130
                                                            -------------
Cosmetics-1.8%
Avon Products, Inc.*                            805,580       32,013,749
                                                            -------------
Household Products-2.1%
Colgate-Palmolive Co.                           247,800       12,382,566
The Procter & Gamble Co.*                       445,000       24,541,750
                                                            -------------
                                                              36,924,316
                                                            -------------
Tobacco-2.1%
Altria Group, Inc.                              554,900       37,255,986
                                                            -------------
Miscellaneous-0.8%
Fortune Brands, Inc.*                           153,700       13,295,050
                                                            -------------
                                                             126,532,231
                                                            -------------
Health Care-6.7%
Biotechnology-0.4%
Applera Corp. - Applied Biosystem Group         291,700        6,245,297
                                                            -------------
Drugs-1.0%
Eli Lilly & Co.                                 171,200        9,980,960
Pfizer, Inc.                                    297,200        8,291,880
                                                            -------------
                                                              18,272,840
                                                            -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 9


Company                                          Shares            Value
-------------------------------------------------------------------------------
Medical Products-1.4%
Beckman Coulter, Inc.*                           54,800     $  3,839,288
Boston Scientific Corp.(a)                      763,700       20,688,633
                                                            -------------
                                                              24,527,921
                                                            -------------
Medical Services-3.9%
Caremark Rx, Inc.(a)                            138,700        6,194,342
Health Management Associates, Inc. Cl.A*        276,300        6,968,286
UnitedHealth Group, Inc.                        308,600       14,991,788
WellPoint, Inc.(a)                              301,600       40,112,800
                                                            -------------
                                                              68,267,216
                                                            -------------
                                                             117,313,274
                                                            -------------
Technology-6.1%
Communication Equipment-0.6%
QUALCOMM, Inc.                                  281,100       10,473,786
                                                            -------------
Computer Hardware/Storage-0.4%
EMC Corp.(a)                                    443,800        6,239,828
                                                            -------------
Computer Services-0.5%
Fiserv, Inc.(a)                                 217,800        9,365,400
                                                            -------------
Semi-Conductor Components-0.2%
Maxim Integrated Products, Inc.                  71,900        2,832,860
                                                            -------------
Software-4.4%
Microsoft Corp.                               1,963,900       50,668,620
Oracle Corp.(a)                               1,055,200       13,527,664
Symantec Corp.(a)*                              566,700       12,813,087
                                                            -------------
                                                              77,009,371
                                                            -------------
                                                             105,921,245
                                                            -------------
Capital Goods-6.0%
Electrical Equipment-1.1%
Emerson Electric Co.                            141,300        9,392,211
Johnson Controls, Inc.                          171,400        9,711,524
                                                            -------------
                                                              19,103,735
                                                            -------------
Machinery-0.4%
Ingersoll-Rand Co. Cl.A (Bermuda)                79,300        6,138,613
                                                            -------------
Miscellaneous-4.5%
General Electric Co.                          1,673,900       61,063,872
United Technologies Corp.                       170,600       18,203,020
                                                            -------------
                                                              79,266,892
                                                            -------------
                                                             104,509,240
                                                            -------------
Utilities-4.6%
Electric & Gas Utility-2.0%
Entergy Corp.                                   164,000       11,780,120
Exelon Corp.*                                   302,400       14,167,440
PPL Corp.*                                      140,300        8,068,653
                                                            -------------
                                                              34,016,213
                                                            -------------


-------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN BALANCED SHARES


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Telephone Utility-2.6%
BellSouth Corp.*                                344,700    $   9,224,172
SBC Communications, Inc.*                       689,300       16,115,834
Sprint Corp.                                    456,600       10,816,854
Verizon Communications, Inc.*                   281,500        9,959,470
                                                          ---------------
                                                              46,116,330
                                                          ---------------
                                                              80,132,543
                                                          ---------------
Transportation-1.7%
Railroad-1.7%
Burlington Northern Santa Fe Corp.              122,900        6,073,718
Union Pacific Corp.                             344,100       23,040,936
                                                          ---------------
                                                              29,114,654
                                                          ---------------
Consumer Manufacturing-1.7%
Building & Related-1.1%
American Standard Cos., Inc.                    442,800       18,951,840
                                                          ---------------
Multi-Industry Companies-0.6%
3M Co.                                          129,800        9,949,170
                                                          ---------------
                                                              28,901,010
                                                          ---------------
Basic Industry-1.5%
Chemicals-1.2%
Air Products & Chemicals, Inc.*                 192,100       11,570,183
E.I. du Pont de Nemours & Co.                   213,700        9,939,187
                                                          ---------------
                                                              21,509,370
                                                          ---------------
Mining & Metals-0.3%
Alcoa, Inc.*                                    162,000        4,390,200
                                                          ---------------
                                                              25,899,570
                                                          ---------------
Total Common Stocks
   (cost $998,055,164)                                     1,207,291,934
                                                          ---------------
DEBT OBLIGATIONS-25.4%
U.S. Government & Government Sponsored
   Agency Obligations-15.4%
Federal National Mortgage Association
   6.625%, 10/15/07                             $12,000       12,761,424
U.S. Treasury Bonds
   5.375%, 2/15/31*                              21,025       24,349,578
   8.125%, 8/15/19*                               3,815        5,367,228
   9.875%, 11/15/15                               1,000        1,488,594
   11.25%, 2/15/15*                               8,628       13,589,100
U.S. Treasury Notes
   1.875%, 12/31/05*                             18,000       17,855,856
   2.00%, 8/31/05*                               82,000       81,804,594
   3.00%, 11/15/07-2/15/09*                      18,385       18,100,576
   3.125%, 4/15/09*                               4,625        4,530,511
   3.25%, 8/15/08*                               10,000        9,877,730
   3.625%, 1/15/08-5/15/13*                       9,731       10,296,464
   4.00%, 11/15/12-2/15/14*                      16,975       17,142,825
   4.125%, 5/15/15*                               3,600        3,634,877


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 11


                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
   4.25%, 8/15/13-11/15/14*                     $14,065     $ 14,375,739
   5.00%, 2/15/11                                 1,150        1,221,425
   5.625%, 5/15/08*                               4,145        4,373,298
   6.00%, 8/15/09                                 3,480        3,785,586
   6.125%, 8/15/07*                              23,395       24,636,947
                                                            -------------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $262,352,207)                                       269,192,352
                                                            -------------
Corporate Debt Obligations-8.0%
Banking-1.5%
ABN Amro
   6.523%, 11/08/12(b)                            1,000        1,099,032
Barclays Bank Plc (United Kingdom)
   8.55%, 6/15/11(b)                              1,000        1,201,596
BB&T Corp.
   6.50%, 8/01/11                                 1,000        1,111,407
Capital One Bank
   6.50%, 6/13/13                                 1,600        1,739,165
Chase Manhattan Corp.
   7.00%, 11/15/09                                1,000        1,100,619
DBS Group Holdings, Ltd.
   7.125%, 5/15/11(b)                             1,500        1,694,900
Dresdner Funding Trust I
   8.151%, 6/30/31(b)                             1,700        2,139,781
HBOS Plc (United Kingdom)
   5.375%, 11/01/13(b)                            2,100        2,157,032
HSBC Bank USA
   5.875%, 11/01/34                               2,500        2,684,465
Ing Capital Funding Trust III
   8.439%, 12/31/10                               1,000        1,182,907
Northern Rock Plc (United Kingdom)
   5.60%, 4/30/49(b)                              2,050        2,121,777
Royal Bank of Scotland Group Plc
   (United Kingdom)
   7.648%, 8/31/49                                1,000        1,264,263
Sanwa Bank, Ltd.
   7.40%, 6/15/11                                 1,600        1,811,926
SB Treasury Co., Llc
   9.40%, 6/30/08(b)                              2,008        2,241,791
The Chuo Mitsui Trust & Banking Co., Ltd.
   (Japan)
   5.506%, 4/15/15(b)                             1,745        1,668,260
UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/13                                   800          889,590
                                                            -------------
                                                              26,108,511
                                                            -------------
Broadcasting/Media-0.5%
News America Holdings
   9.25%, 2/01/13                                   500          636,057
News America, Inc.
   5.30%, 12/15/14                                1,500        1,525,936


-------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN BALANCED SHARES


                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Time Warner Entertainment  Co.
   8.375%, 3/15/23                              $ 2,000      $ 2,556,734
Time Warner, Inc.
   6.875%, 5/01/12*                               2,725        3,064,998
WPP Finance Corp. (United Kingdom)
   5.875%, 6/15/14                                1,000        1,053,270
                                                            -------------
                                                               8,836,995
                                                            -------------
Building/Real Estate-0.3%
CRH America, Inc.
   6.40%, 10/15/33                                1,200        1,348,511
   6.95%, 3/15/12                                   750          847,831
EOP Operating LP
   5.875%, 1/15/13                                  225          237,001
   7.875%, 7/15/31                                1,000        1,244,116
iStar Financial, Inc.
   5.70%, 3/01/14                                   900          905,757
                                                            -------------
                                                               4,583,216
                                                            -------------
Cable-0.2%
British Sky Broadcasting Group Plc
   8.20%, 7/15/09                                   350          394,879
Comcast Corp.
   7.05%, 3/15/33                                   500          597,724
Cox Communications, Inc.
   4.625%, 1/15/10                                1,870        1,858,752
                                                            -------------
                                                               2,851,355
                                                            -------------
Chemicals-0.1%
Eastman Chemical Co.
   7.25%, 1/15/24                                   800          949,272
Praxair, Inc.
   6.50%, 3/01/08                                 1,000        1,055,104
                                                            -------------
                                                               2,004,376
                                                            -------------
Communications-0.2%
Sprint Capital Corp.
   6.875%, 11/15/28                               2,000        2,268,864
TPSA Finance BV (Netherlands)
   7.75%, 12/10/08                                  200          221,560
                                                            -------------
                                                               2,490,424
                                                            -------------
Communications - Fixed-0.1%
British Telecommunications Plc (United Kingdom)
   8.875%, 12/15/30                                 850        1,183,325
GTE Northwest, Inc.
   5.55%, 10/15/08                                  800          821,073
                                                            -------------
                                                               2,004,398
                                                            -------------
Communications - Mobile-0.2%
America Movil S.A de C.V. (Mexico)
   5.50%, 3/01/14                                   550          550,705
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                 1,250        1,736,049


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 13


                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Telus Corp.
   8.00%, 6/01/11                              $    600      $   699,806
TELUS Corp. (Canada)
   7.50%, 6/01/07                                   800          848,461
                                                            -------------
                                                               3,835,021
                                                            -------------
Conglomerate/Miscellaneous-0.0%
Hutchison Whampoa International, Ltd.
   (Cayman Islands)
   7.45%, 11/24/33(b)                               500          585,558
                                                            -------------
Containers-0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                1,800        1,778,531
                                                            -------------
Electric & Gas Utility-0.1%
First Energy Corp.
   7.375%, 11/15/31                               2,000        2,424,238
                                                            -------------
Energy-0.4%
Devon Financing Corp.
   7.875%, 9/30/31                                  700          898,157
Enterprise Products Operating L.P. Series B
   5.60%, 10/15/14                                1,850        1,890,430
Petronas Capital, Ltd.
   7.00%, 5/22/12(b)                                850          967,950
Valero Energy Corp
   4.75%, 6/15/13                                 1,000          973,137
XTO Energy, Inc.
   7.50%, 4/15/12                                 1,400        1,602,504
                                                            -------------
                                                               6,332,178
                                                            -------------
Financial-1.1%
CIT Group, Inc.
   7.375%, 4/02/07                                2,000        2,111,902
Countrywide Funding Corp.
   4.25%, 12/19/07                                1,500        1,497,950
Ford Motor Credit Co.
   4.95%, 1/15/08                                 1,250        1,184,931
   7.00%, 10/01/13*                                 800          745,179
   7.375%, 2/01/11                                2,350        2,238,394
General Electric Capital Corp.
   5.00%, 6/15/07                                 1,500        1,528,158
   5.875%, 2/15/12                                2,250        2,427,109
Goldman Sachs Capital Trust I
   6.345%, 2/15/34                                1,450        1,551,806
Goldman Sachs Group, Inc.
   6.65%, 5/15/09                                   800          865,414
Household Finance Corp.
   5.75%, 1/30/07                                   800          821,550
   6.50%, 1/24/06                                   425          432,449


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN BALANCED SHARES


                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
iStar Financial, Inc.
   6.00%, 12/15/10                              $   800      $   829,219
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                  850          986,768
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09                                 2,000        2,116,214
                                                            -------------
                                                              19,337,043
                                                            -------------
Food/Beverage-0.1%
Kellogg Co. Series B
   6.60%, 4/01/11                                   700          773,621
Kraft Foods, Inc.
   5.25%, 10/01/13                                1,200        1,242,460
                                                            -------------
                                                               2,016,081
                                                            -------------
Industrial-0.5%
Continental Cablevision, Inc.
   9.00%, 9/01/08                                   500          566,465
Ford Motor Credit Co.
   7.875%, 6/15/10                                  400          388,753
General Motors Acceptance Corp.
   6.125%, 8/28/07*                               3,500        3,423,080
   8.00%, 11/01/31                                  675            6,047

General Motors Corp.
   7.20%, 1/15/11*                                  750          644,870
Inco, Ltd. (Canada)
   7.75%, 5/15/12                                   800          926,866
Tyco International Group, SA
   6.375%, 2/15/06-10/15/11                       2,020        2,198,685
Waste Management, Inc.
   6.375%, 11/15/12                                 675          732,662
                                                            -------------
                                                               8,937,428
                                                            -------------
Insurance-0.5%
Liberty Mutual Group
   5.75%, 3/15/14(b)                              1,600        1,607,504
North Front PassThrough Trust
   5.81%, 12/15/24(b)                             2,213        2,333,726
Royal & Sun Alliance Insurance Group Plc
   (United Kingdom)
   8.95%, 10/15/29                                2,642        3,350,767
Zurich Capital Trust I
   8.376%, 6/01/37(b)                             1,950        2,131,535
                                                            -------------
                                                               9,423,532
                                                            -------------
Non-Air Transportation-0.1%
CSX Corp.
   5.50%, 8/01/13                                   400          416,776
   6.75%, 3/15/11                                 1,400        1,548,685
                                                            -------------
                                                               1,965,461
                                                            -------------
Paper/Packaging-0.1%
Domtar, Inc. (Canada)
   7.875%, 10/15/11                                 750          790,027
                                                            -------------


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 15


                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Petroleum Products-0.2%
Amerada Hess Corp.
   7.30%, 8/15/31*                              $ 1,650      $ 1,919,168
Tengizchevroil Finance Co. (Luxembourg)
   6.124%, 11/15/14(b)                              610          616,100
                                                            -------------
                                                               2,535,268
                                                            -------------
Public Utilities - Electric & Gas-0.8%
American Electric Power Co., Inc. Series C
   5.375%, 3/15/10                                1,200        1,240,321
CenterPoint Energy Resources Corp. Series B
   7.875%, 4/01/13                                2,300        2,726,063
Consumers Energy Co.
   5.375%, 4/15/13                                1,700        1,762,640
Dominion Resources Capital Trust III
   8.40%, 1/15/31                                   800        1,056,354
NiSource Finance Corp.
   7.875%, 11/15/10                               1,000        1,161,823
Progress Energy, Inc.
   5.85%, 10/30/08                                1,700        1,763,643
Texas Eastern Transmission Corp.
   7.30%, 12/01/10                                1,700        1,930,754
TXU Australia Holdings Pty, Ltd.
   (Australia)
   6.15%, 11/15/13(b)                             1,200        1,306,542
Xcel Energy, Inc.
   7.00%, 12/01/10                                  775          862,296
Yorkshire Power Finance Ltd Series B
   (Cayman Islands)
   6.496%, 2/25/08                                  750          783,241
                                                            -------------
                                                              14,593,677
                                                            -------------
Public Utilities - Telephone-0.4%
SBC Communications, Inc.
   6.45%, 6/15/34                                 2,250        2,492,550
Telecom Italia Capital (Luxembourg)
   4.00%, 11/15/08                                1,000          982,507
Telefonos de Mexico S.A. de C.V. (Mexico)
   4.75%, 1/27/10(b)                              1,175        1,167,967
   5.50%, 1/27/15(b)                              1,175        1,167,533
Verizon, Inc. Series F
   6.125%, 1/15/13                                1,800        1,914,428
                                                            -------------
                                                               7,724,985
                                                            -------------
Service-0.1%
Republic Services, Inc.
   6.086%, 3/15/35(b)                             1,000        1,043,150
                                                            -------------
Supermarket/Drug-0.3%
Safeway, Inc.
   4.95%, 8/16/10                                 2,000        2,000,762
   5.80%, 8/15/12                                 1,240        1,292,320


-------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN BALANCED SHARES


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
The Kroger Co.
6.80%, 4/01/11                                  $ 1,500     $  1,644,822
                                                            -------------
                                                               4,937,904
                                                            -------------
Technology-0.1%
Motorola, Inc.
   7.625%, 11/15/10                               1,900        2,161,575
                                                            -------------
Total Corporate Debt Obligations
   (cost $133,547,316)                                       139,300,932
                                                            -------------
Collateralized Mortgage Obligations-1.3%
CS First Boston Mortgage Securities Corp.
   Series 2004-C5, Class A2
   4.183%, 11/15/37                              12,500       12,405,000
Greenwich Capital Commercial Funding Corp.
   Series 2005-GG3, Class A4
   4.799%, 8/10/42                               10,100       10,230,895
                                                            -------------
Total Collateralized Mortgage Obligations
   (cost $22,099,316)                                         22,635,895
                                                            -------------
Sovereign-0.5%
Korea Development Bank
   5.75%, 9/10/13                                   800          848,936
Republic of South Africa
   7.375%, 4/25/12                                3,000        3,438,750
United Mexican States
   6.375%, 1/16/13                                4,000        4,280,000
                                                            -------------
Total Sovereign
   (cost $7,805,641)                                           8,567,686
                                                            -------------
Municipal Obligation-0.1%
Dallas-Fort Worth Texas International
   7.07%, 11/01/24
   (cost $2,046,496)                              2,000        2,194,460
                                                            -------------
Yankee Bonds-0.1%
Imperial Tobacco Overseas BV (Netherlands)
   7.125%, 4/01/09
   (cost $1,119,176)                              1,000        1,088,211
                                                            -------------
Total Debt Obligations
   (cost $428,970,152)                                       442,979,536
                                                            -------------
Preferred Stocks-0.8%
Banking-0.4%
Abbey National Capital Trust I (United Kingdom)
   8.963%, 12/29/49                               1,875        2,703,384
Fuji JGB Investment
   9.87%, 6/30/08(b)                              2,000        2,265,284


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 17


                                              Shares or
                                              Principal
                                                 Amount
Company                                            (000)           Value
-------------------------------------------------------------------------------
Royal Bank of Scotland Group Plc
   (United Kingdom)
   5.75%, 9/30/09                                    50      $ 1,217,500
UBS Preferred Funding Trust II
   7.247%, 6/26/11                                1,000        1,137,343
                                                           -------------
                                                               7,323,511
                                                           -------------
Communications-0.1%
Centaur Funding Corp. (Cayman Islands)
   9.08%, 4/21/20(b)                                  1        1,609,548
                                                           -------------
Financial-0.1%
Rabobank Capital Fund II.
   5.26%, 12/31/13(b)                             1,100        1,124,737
                                                           -------------
Insurance-0.1%
Mangrove Bay PassThru Trust
   6.102%, 7/15/33(b)                             1,600        1,639,120
                                                           -------------
Public Utilities - Electric & Gas-0.1%
DTE Energy Trust I
   7.80%, 2/01/32                                    60        1,567,800
                                                           -------------
Total Preferred Stocks
   (cost $12,667,199)                                         13,264,716
                                                           -------------
Short-Term Investment-4.0%
Time Deposit-4.0%
State Street Euro Dollar
   2.35%, 6/01/05
   (cost $70,122,000)                           $70,122       70,122,000
                                                           -------------
Total Investments Before
Security Lending Collateral
   (cost $1,509,814,515)                                   1,733,658,186
                                                           -------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-24.6%
Short-Term Investments
Aspen Funding
   3.04%, 6/03/05                                15,000       14,960,862
Bradford & Bingley Plc
   3.04%, 6/15/05                                75,000       74,603,625
Deutsche Bank
   3.11%, 2/26/06                                25,000       25,018,850
Goldman Sachs
   3.06%, 7/15/05                                50,000       50,000,000
Lexar
   3.04%, 6/13/05                                25,000       24,957,917
Merrill Lynch
   3.04%, 6/01/05                                29,000       28,997,551


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN BALANCED SHARES


                                              Principal
                                                 Amount
Company                                           (000)            Value
-------------------------------------------------------------------------------
Morgan Stanley
   3.13%-3.14%, 6/07/05-1/06/06               $ 117,000     $117,000,000
Newport Funding
   3.04%, 6/03/05                                15,000       14,960,863
Sigma Finance 3.18%, 3/06/06                     13,000       13,080,447
Societe Generale
   3.02%, 6/07/05                                33,000       33,000,000
                                                            -------------
                                                             396,580,115
                                                            -------------

                                                 Shares
                                            ------------
UBS Private Money Market Fund, LLC
   2.96%                                     33,571,869       33,571,869
                                                            -------------
Total Investment of Cash Collateral for
   Securities Loaned
   (cost $430,151,984)                                       430,151,984
                                                            -------------
Total Investments-124.0%
   (cost $1,939,966,499)                                   2,163,810,170
Other assets less liabilities-(24.0%)                       (418,819,160)
                                                          --------------
Net Assets-100%                                           $1,744,991,010
                                                          ==============


* Represents entire or partial securities out on loan. See Note E for securities lending information.

(a) Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate market value of these securities amounted to $33,890,424 or 1.9% of net assets.

    Glossary:

    ADR - American Depositary Receipt.

    See notes to financial statements.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 19


STATEMENT OF ASSETS & LIABILITIES
May 31, 2005 (unaudited)


Assets
Investments in securities, at value
  (cost $1,939,966,499--
  including investment of cash
  collateral for securities loaned
  of $430,151,984)                                          $ 2,163,810,170(a)
Cash                                                              1,816,499
Dividends and interest receivable                                 7,299,885
Receivable for capital stock sold                                 4,515,206
Receivable for investment securities sold                         4,185,211
Prepaid expenses                                                    198,324
Total assets                                                  2,181,825,295

Liabilities
Payable for collateral received on securities loaned            430,151,984
Payable for capital stock redeemed                                4,900,164
Distribution fee payable                                            858,750
Advisory fee payable                                                637,263
Transfer Agent fee payable                                          118,372
Accrued expenses and other liabilities                              167,752
Total liabilities                                               436,834,285
Net Assets                                                  $ 1,744,991,010

Composition of Net Assets
Capital stock, at par                                       $     1,039,800
Additional paid-in capital                                    1,508,925,616
Undistributed net investment income                               1,024,003
Accumulated net realized gain on investment transactions         10,173,711
Net unrealized appreciation of investments and
  foreign currency denominated assets and liabilities           223,827,880

                                                            $ 1,744,991,010

Calculation of Maximum Offering Price Per Share

                                          Net Asset Value and:
                                          --------------------   Maximum
                              Shares      Offering  Redemption   Offering
Class        Net Assets    Outstanding      Price      Price      Price*
-------------------------------------------------------------------------------
A          $851,537,697     49,637,882         --     $17.15     $17.91
B          $593,102,536     36,350,791     $16.32         --         --
C          $180,013,882     10,990,192     $16.38         --         --
Advisor    $119,639,538      6,960,399     $17.19     $17.19         --
R          $    677,368         39,530     $17.14     $17.14         --
K          $      9,994         582.42     $17.16     $17.16         --
I          $      9,995         582.42     $17.16     $17.16         --


* The maximum offering price per share for Class A shares includes a sales charge of 4.25%.

(a)  Includes securities on loan with a value of $413,956,791(see Note E).

     See notes to financial statements.


-------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN BALANCED SHARES


STATEMENT OF OPERATIONS
Six Months Ended May 31, 2005 (unaudited)


Investment Income
Dividends (net of foreign taxes withheld
  of $48,812)                                 $ 10,971,664
Interest                                        10,566,925        $ 21,538,589

Expenses
Advisory fee                                     3,720,129
Distribution fee--Class A                        1,189,258
Distribution fee--Class B                        2,972,888
Distribution fee--Class C                          885,654
Distribution fee--Class R                            1,276
Distribution fee--Class K                                6
Transfer agency                                  1,380,223
Custodian                                          186,211
Printing                                           109,491
Registration                                        52,979
Administrative                                      41,168
Audit                                               37,205
Legal                                               29,183
Directors' fees                                     11,673
Miscellaneous                                       28,849
Total expenses                                  10,646,193
Less: expense offset arrangement
  (see Note B)                                      (2,421)
Net expenses                                                        10,643,772
Net investment income                                               10,894,817

Realized and Unrealized Gain (Loss)
on Investment and Foreign
Currency Transactions
Net realized gain on investment
  transactions                                                      68,485,757
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                      (29,461,136)
  Foreign currency denominated assets
  and liabilities                                                       (2,026)
Net gain on investment and foreign
  currency transactions                                             39,022,595

Net Increase in Net Assets
  from Operations                                                 $ 49,917,412


See notes to financial statements.


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ALLIANCEBERNSTEIN BALANCED SHARES o 21


STATEMENT OF CHANGES IN NET ASSETS

                                               Six Months
                                                  Ended            Year Ended
                                              May 31, 2005        November 30,
                                               (unaudited)            2004
                                            --------------      --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                       $   10,894,817      $   24,931,819
Net realized gain on
  investment transactions                       68,485,757          37,546,008
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated assets
  and liabilities                              (29,463,162)        114,691,645
Net increase in net assets
  from operations                               49,917,412         177,169,472

Dividends to Shareholders from:
Net investment income
  Class A                                       (8,472,722)        (10,171,842)
  Class B                                       (4,492,307)         (4,775,552)
  Class C                                       (1,326,700)         (1,410,293)
  Advisor Class                                 (1,350,072)         (1,978,377)
  Class R                                           (4,638)             (1,822)
  Class K                                              (38)                 -0-
  Class I                                              (44)                 -0-

Capital Stock Transactions
Net increase                                    44,694,150         115,064,822
Total increase                                  78,965,041         273,896,408

Net Assets
Beginning of period                          1,666,025,969       1,392,129,561
End of period (including undistributed
  net investment income of $1,024,003
  and $5,775,707, respectively)            $ 1,744,991,010     $ 1,666,025,969


See notes to financial statements.


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22 o ALLIANCEBERNSTEIN BALANCED SHARES


NOTES TO FINANCIAL STATEMENTS
May 31, 2005 (unaudited)


NOTE A
Significant Accounting Policies

AllianceBernstein Balanced Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 23


on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


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24 o ALLIANCEBERNSTEIN BALANCED SHARES


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A, Advisor Class, Class R, Class K and Class I shares. Advisor Class and Class I shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 25


accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B
Advisory Fee and Other Transactions With Affiliates

Until September 6, 2004, under the terms of an investment advisory agreement, the Fund paid the Adviser an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the Fund's average daily net assets. Effective September 7, 2004, the terms of the investment advisory agreement were amended so that the advisory fee was reduced to an annual rate of .60% of the first $200 million, ..50% of the next $200 million and .40% in excess of $400 million of the Fund's average daily net assets. The fee is accrued daily and paid monthly.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $41,168 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $603,686 for the six months ended May 31, 2005.

For the six months ended May 31, 2005, the Fund's expenses were reduced by $2,421 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $50,384 from the sale of Class A shares and received $14,016, $366,253, and $12,834, respectively, in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended May 31, 2005 amounted to $712,152, of which $83,439 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.


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26 o ALLIANCEBERNSTEIN BALANCED SHARES


Accrued expenses includes $13,205 owed to a Director under the Director's deferred compensation plan.


NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to the Class A shares, 1% of the Fund's average daily net assets attributable to the Class B and Class C shares, .50% of the average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $12,186,607, $2,174,265, $6,750 and $0, for Class B and Class C shares, Class R and Class K shares respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A and Class R shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2005, were as follows:

                                               Purchases              Sales
-------------------------------------------------------------------------------
Investment securities (excluding
  U.S Government securities)                  $429,520,131        $362,522,744
U.S Government securities                       41,503,535          72,023,386

The cost of investments for federal income tax purpose was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $250,640,919
Gross unrealized depreciation                                      (26,797,248)
                                                                 -------------
Net unrealized appreciation                                       $223,843,671


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 27


1. Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

2. Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN BALANCED SHARES


amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.


NOTE E
Securities Lending

The Fund has entered into a securities lending agreement with AG Edwards & Sons, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in accordance with the investment restrictions of the Fund in one or more of the following investments: U.S. government or U.S. government agency obligations, bank obligations, corporate debt obligations, asset-backed securities, investment funds, structured products, repurchase agreements and an eligible money market fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of May 31, 2005, the Fund had loaned securities with a value of $413,956,791 and received cash collateral which was invested in short-term securities valued at $430,151,984 as included in the accompanying portfolio of investments. For the six months ended May 31, 2005, the Fund earned fee income of $171,279 which is included in interest income in the accompanying statement of operations.


NOTE F
Capital Stock

There are 21,000,000,000 shares of $.01 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class,


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 29


Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2005   November 30,  May 31, 2005    November 30,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class A
Shares sold            8,830,338    17,693,504    $150,624,315    $284,538,223
Shares issued in
  reinvestment of
  dividends and
  distributions          459,899       577,319       7,834,961       9,237,937
Shares converted
  from Class B           395,675       786,827       6,751,012      12,711,147
Shares redeemed       (6,973,441)  (10,964,434)   (118,936,971)   (176,677,049)
Net increase           2,712,471     8,093,216    $ 46,273,317    $129,810,258

Class B
Shares sold            3,236,555     7,795,058    $ 52,478,155    $119,601,050
Shares issued in
  reinvestment of
  dividends and
  distributions          233,447       257,118       3,791,774       3,920,206
Shares converted
  to Class A            (415,644)     (824,336)     (6,751,012)    (12,711,147)
Shares redeemed       (3,642,012)   (7,389,018)    (59,103,085)   (113,185,302)
Net decrease            (587,654)     (161,178)   $ (9,584,168)   $ (2,375,193)

Class C
Shares sold            1,271,566     2,427,381    $ 20,705,539    $ 37,362,446
Shares issued in
  reinvestment of
  dividends and
  distributions           59,276        65,120         966,498         996,672
Shares redeemed       (1,178,961)   (2,867,474)    (19,194,597)    (44,034,262)
Net increase
  (decrease)             151,881      (374,973)   $  2,477,440    $ (5,675,144)

Advisor Class
Shares sold              839,180     1,122,218    $ 14,302,444    $ 18,085,882
Shares issued in
  reinvestment of
  dividends and
  distributions           76,418       120,204       1,303,190       1,924,488
Shares redeemed         (609,961)   (1,676,266)    (10,398,498)    (27,046,466)
Net increase
  (decrease)             305,637      (433,844)   $  5,207,136    $ (7,036,096)


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN BALANCED SHARES


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     May 31, 2005   November 30,  May 31, 2005    November 30,
                      (unaudited)       2004       (unaudited)        2004
                     ------------  ------------  --------------  --------------
Class R
Shares sold               21,379        23,926        $367,246        $381,785
Shares issued in
  reinvestment of
  dividends and
  distributions              130            49           2,215             792
Shares redeemed           (4,040)       (2,577)        (69,236)        (41,580)
Net increase              17,469        21,398        $300,225        $340,997

                     March 1, 2005(a)              March 1, 2005(a)
                     to May 31, 2005               to May 31, 2005
                         (unaudited)                 (unaudited)
                     ---------------               ---------------
Class K
Shares sold                  582                      $ 10,100
Net increase                 582                      $ 10,100

Class I
Shares sold                  582                      $ 10,100
Net increase                 582                      $ 10,100


(a)  Commencement of distribution.


NOTE G
Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk-- Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Foreign Securities Risk--Investing in securities of foreign companies or foreign governments involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments may be less liquid and their prices more volatile than those of comparable United States companies or of the United States Government.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 31


Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.


NOTE H
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2005.


NOTE I
Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2005 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal periods ended November 30, 2004 and November 30, 2003 were as follows:


                                            November 30,        November 30,
                                                2004                2003
----------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                           $18,337,886          $6,549,655
Total taxable distributions                  18,337,886           6,549,655
  Tax return of capital                              -0-                 -0-
Total distributions paid                    $18,337,886          $6,549,655


As of November 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital losses and other losses                    $(55,423,084)(a)
Undistributed ordinary income                                     8,641,659
Unrealized appreciation/(depreciation)                          247,553,734(b)
Total accumulated earnings/(deficit)                           $200,772,309

(a) On November 30, 2004, the Fund had net capital loss carryforward of $55,423,079 of which $47,086,515 expires in 2010 and $8,336,564 expires in the year 2011. During the fiscal year ended November 30, 2004, $36,734,487 of capital loss carryforward was utilized.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributed primarily to the tax deferral of losses on wash sales and the difference between book tax amortization methods for premium and market discount.


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32 o ALLIANCEBERNSTEIN BALANCED SHARES


NOTE J
Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 33


a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against the Adviser and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages. The lawsuits are now pending in the United States District Court for the District of Maryland pursuant to a ruling by the Judicial Panel on Multidistrict Litigation transferring and centralizing all of the mutual fund cases involving market and late trading in the District of Maryland.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

The Adviser and approximately twelve other investment management firms were publicly mentioned in connection with the settlement by the SEC of charges that an unaffiliated broker/dealer violated federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC indicated publicly that, among other things, it was considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund


-------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN BALANCED SHARES


sales in the direction of brokerage commissions from fund portfolio transactions. The SEC issued subpoenas to the Adviser, and the NASD issued requests for information in connection with this matter and the Adviser provided documents and other information to the SEC and NASD and cooperated fully with the investigations. On June 8, 2005 the NASD announced that it had reached a settlement with the Distributor in connection with this matter. Management of the Adviser expects that the settlement has resolved both regulatory inquiries described above.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 35


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                 Class A
                                         ---------------------------------------------------------------------------------------
                                          Six Months     Year         August 1,
                                            Ended        Ended         2003 to                 Year Ended July 31,
                                         May 31, 2005   November      November      -------------------------------------------
                                          (unaudited)   30, 2004     30, 2003(a)    2003       2002(b)        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.81       $15.13       $14.54       $13.26       $15.96       $15.53       $15.63

Income From Investment Operations
Net investment income(c)                       .13          .31(d)       .09          .28          .35          .39          .40
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .39         1.61          .58         1.32        (2.35)        1.16          .49
Net increase (decrease)
  in net asset value from
  operations                                   .52         1.92          .67         1.60        (2.00)        1.55          .89

Less: Dividends and Distributions
Dividends from
  net investment income                       (.18)        (.24)        (.08)        (.29)        (.34)        (.38)        (.35)
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.36)        (.74)        (.64)
Tax return of capital                           -0-          -0-          -0-        (.03)          -0-          -0-          -0-
Total dividends and
  distributions                               (.18)        (.24)        (.08)        (.32)        (.70)       (1.12)        (.99)
Net asset value,
  end of period                             $17.15       $16.81       $15.13       $14.54       $13.26       $15.96       $15.53

Total Return
Total investment
  return based on
  net asset value(e)                          3.15%       12.78%        4.62%       12.29%      (12.91)%      10.42%        6.22%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $851,538     $788,685     $587,685     $525,637     $384,212     $282,874     $212,326
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                             .94%(f)      .97%        1.07%(f)     1.12%        1.10%        1.17%        1.12%
  Expenses,
    before waivers/
    reimbursements                             .94%(f)     1.00%        1.07%(f)     1.12%        1.10%        1.17%        1.12%
  Net investment income                       1.58%(f)     1.93%(d)     1.84%(f)     2.04%        2.36%        2.46%        2.62%
Portfolio turnover rate                         26%          58%          29%          62%          79%          63%          76%


See footnote summary on page 42.


-------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN BALANCED SHARES


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                                  Class B
                                         ---------------------------------------------------------------------------------------
                                          Six Months     Year         August 1,
                                            Ended        Ended         2003 to                 Year Ended July 31,
                                         May 31, 2005   November      November      -------------------------------------------
                                          (unaudited)   30, 2004     30, 2003(a)    2003       2002(b)        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.00       $14.41       $13.87       $12.68       $15.31       $14.96       $15.11

Income From Investment Operations
Net investment income(c)                       .07          .19(d)       .05          .17          .23          .26          .27
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .37         1.53          .55         1.26        (2.25)        1.12          .48
Net increase (decrease)
  in net asset value from
  operations                                   .44         1.72          .60         1.43        (2.02)        1.38          .75

Less: Dividends and Distributions
Dividends from
  net investment income                       (.12)        (.13)        (.06)        (.22)        (.25)        (.29)        (.26)
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.36)        (.74)        (.64)
Tax return of capital                           -0-          -0-          -0-        (.02)          -0-          -0-          -0-
Total dividends and
  distributions                               (.12)        (.13)        (.06)        (.24)        (.61)       (1.03)        (.90)
Net asset value,
  end of period                             $16.32       $16.00       $14.41       $13.87       $12.68       $15.31       $14.96

Total Return
Total investment
  return based on
  net asset value(e)                          2.77%       11.97%        4.33%       11.44%      (13.53)%       9.63%        5.46%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $593,102     $590,890     $534,752     $488,365     $385,868     $277,138     $155,060
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                            1.67%(f)     1.70%        1.81%(f)     1.86%        1.84%        1.93%        1.86%
  Expenses,
    before waivers/
    reimbursements                            1.67%(f)     1.73%        1.81%(f)     1.86%        1.84%        1.93%        1.86%
  Net investment income                        .85%(f)     1.22%(d)     1.14%(f)     1.30%        1.61%        1.70%        1.88%
Portfolio turnover rate                         26%          58%          29%          62%          79%          63%          76%


See footnote summary on page 42.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 37


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                   Class C
                                         ---------------------------------------------------------------------------------------
                                          Six Months     Year         August 1,
                                            Ended        Ended         2003 to                 Year Ended July 31,
                                         May 31, 2005   November      November      -------------------------------------------
                                          (unaudited)   30, 2004     30, 2003(a)    2003       2002(b)        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.06       $14.47       $13.92       $12.72       $15.36       $15.01       $15.15

Income From Investment Operations
Net investment income(c)                       .07          .19(d)       .05          .17          .23          .26          .28
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .37         1.53          .56         1.27        (2.26)        1.12          .48
Net increase (decrease)
  in net asset value from
  operations                                   .44         1.72          .61         1.44        (2.03)        1.38          .76

Less: Dividends and Distributions
Dividends from
  net investment income                       (.12)        (.13)        (.06)        (.22)        (.25)        (.29)        (.26)
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.36)        (.74)        (.64)
Tax return of capital                           -0-          -0-          -0-        (.02)          -0-          -0-          -0-
Total dividends and
  distributions                               (.12)        (.13)        (.06)        (.24)        (.61)       (1.03)        (.90)
Net asset value,
  end of period                             $16.38       $16.06       $14.47       $13.92       $12.72       $15.36       $15.01

Total Return
Total investment
  return based on
  net asset value(e)                          2.76%       11.92%        4.39%       11.49%      (13.55)%       9.59%        5.52%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $180,014     $174,040     $162,243     $150,188     $131,761     $109,592      $65,214
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                            1.66%(f)     1.69%        1.80%(f)     1.85%        1.84%        1.93%        1.86%
  Expenses,
    before waivers/
    reimbursements                            1.66%(f)     1.73%        1.80%(f)     1.85%        1.84%        1.93%        1.86%
  Net investment income                        .86%(f)     1.23%(d)     1.15%(f)     1.32%        1.61%        1.71%        1.88%
Portfolio turnover rate                         26%          58%          29%          62%          79%          63%          76%


See footnote summary on page 42.


-------------------------------------------------------------------------------
38 o ALLIANCEBERNSTEIN BALANCED SHARES


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                               Advisor Class
                                         ---------------------------------------------------------------------------------------
                                          Six Months     Year         August 1,
                                            Ended        Ended         2003 to                 Year Ended July 31,
                                         May 31, 2005   November      November      -------------------------------------------
                                          (unaudited)   30, 2004     30, 2003(a)    2003       2002(b)        2001         2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $16.84       $15.16       $14.56       $13.28       $15.98       $15.54       $15.64

Income From Investment Operations
Net investment income(c)                       .16          .35(d)       .10          .32          .37          .44          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                                 .40         1.61          .59         1.32        (2.34)        1.16          .50
Net increase (decrease)
  in net asset value from
  operations                                   .56         1.96          .69         1.64        (1.97)        1.60          .93

Less: Dividends and Distributions
Dividends from
  net investment income                       (.21)        (.28)        (.09)        (.32)        (.37)        (.42)        (.39)
Distributions from
  net realized gain
  on investment
  transactions                                  -0-          -0-          -0-          -0-        (.36)        (.74)        (.64)
Tax return of capital                           -0-          -0-          -0-        (.04)          -0-          -0-          -0-
Total dividends and
  distributions                               (.21)        (.28)        (.09)        (.36)        (.73)       (1.16)       (1.03)
Net asset value,
  end of period                             $17.19       $16.84       $15.16       $14.56       $13.28       $15.98       $15.54

Total Return
Total investment
  return based on
  net asset value(e)                          3.28%       13.07%        4.75%       12.57%      (12.67)%      10.75%        6.48%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                         $119,640     $112,040     $107,440     $105,567     $101,017       $5,446       $2,943
Ratio to average
  net assets of:
  Expenses,
    net of waivers/
    reimbursements                             .64%(f)      .67%         .78%(f)      .83%         .85%         .91%         .86%
  Expenses,
    before waivers/
    reimbursements                             .64%(f)      .71%         .78%(f)      .83%         .85%         .91%         .86%
  Net investment income                       1.87%(f)     2.19%(d)     2.11%(f)     2.36%        2.79%        2.75%        2.88%
Portfolio turnover rate                         26%          58%          29%          62%          79%          63%          76%


See footnote summary on page 42.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 39


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      Class R
                                         ------------------------------------
                                         Six Months   November 3
                                            Ended     Year Ended   2003(g) to
                                        May 31, 2005   November     November
                                        (unaudited)    30, 2004    30, 2003(a)
                                         -----------  -----------  -----------
Net asset value, beginning of period       $16.80       $15.13       $15.09

Income From Investment Operations
Net investment income(c)                      .11          .30(d)       .02
Net realized and unrealized gain on
  investment transactions                     .40         1.58          .02
Net increase in net asset value
  from operations                             .51         1.88          .04

Less: Dividends
Dividends from net investment income         (.17)        (.21)          -0-
Net asset value, end of period             $17.14       $16.80       $15.13

Total Return
Total investment return based on
  net asset value(e)                         3.03%       12.52%         .27%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $677         $371          $10
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                           1.21%(f)     1.19%        1.34%(f)
  Expenses, before waivers/
    reimbursements                           1.21%(f)     1.22%        1.34%(f)
  Net investment income                      1.28%(f)     1.94%(d)     1.70%(f)
Portfolio turnover rate                        26%          58%          29%


See footnote summary on page 42.


-------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN BALANCED SHARES


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period


                                            Class K
                                         --------------
                                            March 1,
                                           2005(g) to
                                          May 31, 2005
                                           (unaudited)
                                         --------------
Net asset value, beginning of period          $17.34

Income From Investment Operations
Net investment income(c)                         .07
Net realized and unrealized loss on
  investment transactions                       (.19)
Net decrease in net asset value
  from operations                               (.12)

Less: Dividends
Dividends from net investment income            (.06)
Net asset value, end of period                $17.16

Total Return
Total investment return based on
  net asset value(e)                            (.66)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)        $10
Ratio to average net assets of:
  Expenses                                       .78%(f)
  Net investment income                         1.67%(f)
Portfolio turnover rate                           26%

See footnote summary on page 42.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 41


Selected Data For A Share Of Capital Stock Outstanding Throughout The Period

                                             Class I
                                         --------------
                                            March 1,
                                           2005(g) to
                                          May 31, 2005
                                           (unaudited)
                                         --------------
Net asset value, beginning of period          $17.34

Income From Investment Operations
Net investment income(c)                         .08
Net realized and unrealized loss on
  investment transactions                       (.18)
Net decrease in net asset value
  from operations                               (.10)

Less: Dividends
Dividends from net investment income            (.08)
Net asset value, end of period                $17.16

Total Return
Total investment return based on
  net asset value(e)                            (.60)%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)        $10
Ratio to average net assets of:
  Expenses                                       .51%(f)
  Net investment income                         1.95%(f)
Portfolio turnover rate                           26%


(a)  The Fund changed its fiscal year end from July 31 to November 30.

(b) As required, effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies and began amortizing premium on debt securities for financial statement purposes only. For the year ended July 31, 2002, the effect of this change toClass A, Class B and Class C was to decrease net investment income by $.01 and decrease Advisor Class by $.02 per share, increase net unrealized gains and losses by $.01 for Class A, Class B and Class C; and increase Advisor Class by $.02 per share. Consequently, the ratio of net investment income to average net assets was decreased from 2.46% to 2.36% for Class A, 1.71% to 1.61% for Class B, 1.71% to 1.61% for Class C and from 2.89% to 2.79% for Advisor Class on an annualized basis. Per share, ratios and supplemental data prior to August 1, 2001 have not been restated to reflect this change in presentation.

(c)  Based on average shares outstanding.

(d)  Net of expenses waived by the Adviser and Transfer Agent.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)  Annualized.

(g)  Commencement of distribution.


-------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN BALANCED SHARES


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul C. Rissman, Senior Vice President
Thomas J. Bardong, Vice President
Frank V. Caruso, Vice President
John J. Kelley(2), Vice President
Stephen Pelensky(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110


Distributor

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105


Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672


Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The management of and investment decisions for the Fund are made by the Balanced Shares Investment Team, comprised of senior members of the Relative Value Investment Team and senior members of the Global Credit Research Team. While the members of the Balanced Shares Investment Team work jointly to determine the investment strategy, Mr. Stephen Pelensky of the Relative Value Investment Team is responsible for the day-to-day management of the equity component of the Fund's portfolio and Mr. John Kelley of the Global Credit Research Team is responsible for day-to-day management of the debt component of the Fund's portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN BALANCED SHARES o 43


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
---------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy


Blended Style Funds
---------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio


Growth Funds
---------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*


Value Funds
---------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund


Taxable Bond Funds
---------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio


Municipal Bond Funds
---------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia


Intermediate Municipal Bond Funds
---------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York


Closed-End Funds
---------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

**   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN BALANCED SHARES


ALLIANCEBERNSTEIN BALANCED SHARES
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


BALSR0505



ITEM 2.   CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

 ITEM 10.   CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.   EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.   DESCRIPTION OF EXHIBIT
       -----------   ---------------------------------------------------------
       11 (b) (1)    Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)    Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:   /s/ Marc O. Mayer
      -----------------------
      Marc O. Mayer
      President

Date:    July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------------
      Marc O. Mayer
      President

Date: July 29, 2005

By:   /s/ Mark D. Gersten
      -----------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: July 29, 2005